Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	34,773			33,846		29,801
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	5,227			7,060		6,915
Pharmaceutical Services and Active Ingredient [Member] | Oncology [member]
Disclosure Of Operating Segment [Line Items]
Revenues	5,176			3,398		3,558
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	4,087			3,722		2,907
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	3,930			3,668		4,221
Pharmaceutical Services and Active Ingredient [Member] | Diabetology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,808			2,039		1,609
Pharmaceutical Services and Active Ingredient [Member] | Hematology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,753			2,458		646
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,739			1,677		1,456
Pharmaceutical Services and Active Ingredient [Member] | Gastrointestinal [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	919			1,220		1,108
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	561			742		862
Pharmaceutical Services and Active Ingredient [Member] | Respiratory [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	541			667		899
Pharmaceutical Services and Active Ingredient [Member] | Genitourinary [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	475			416		367
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 8,557			₨ 6,779		₨ 5,253

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)